TRANSACTIONS WITH RELATED PARTIES (Kibbutz Sdot-Yam) (Details)			12 Months Ended				12 Months Ended																						12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 Kibbutz Sdot-Yam [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] ILS	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] USD ($)	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Purchase Agreement and Leaseback [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Purchase Agreement and Leaseback [Member] USD ($)	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] ILS	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] ILS	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] USD ($) sqm	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] properties	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario One [Member] USD ($)	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario One [Member] ILS	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario Two [Member] USD ($)	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario Two [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Buildings [Member] sqm	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Land [Member] sqm	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Additional Leased Area [Member] USD ($)	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Additional Leased Area [Member] ILS	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Office Building [Member] USD ($) sqft	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Office Building [Member] ILS sqft	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Warehouse Site [Member]	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Construction of Access Road [Member] USD ($)	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Construction of Access Road [Member] ILS	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Paving Commitment [Member] USD ($)	Dec. 31, 2014 Kibbutz Sdot-Yam [Member] Paving Commitment [Member] ILS
Related Party Transaction [Line Items]
Percentage of ownership			32.60%
Contract term									10 years	10 years			8 years							20 years	20 years	3 years
Expenses with related party									$ 3,939,000		$ 3,857,000	$ 3,846,000	$ 2,118,000	$ 2,112,000	$ 2,113,000	$ 0	$ 0	$ 477,000
Agreement amount							5,039,000	4,851,000	64,000	250,000									1,200,000										18,000	62,000	20,000	77,956
Management fee, percentage																		7.20%	7.20%
Number of facilities																						1
Area of property																				100,000	100,000						31,644	55,207			400	400
Interest rate				6.23%	6.23%																												5.30%
Consideration for annual fee payment for the year 2012																				3,400,000	12,600,000
Consideration for annual fee payment for the year 2013	27,062,000	[1]																		3,500,000	12,900,000
Amount of agreement	27,062,000																																	800,000	3,300,000	51,000	200,000
Building expenses not included in land use fees																							24,000	82,900	12,000	43,000
Proceeds from sale-leaseback transaction				10,900,000	43,700,000
Carrying value of property				9,900,000	39,000,000
Lease term				10 years	10 years
Annual rent				1,100,000	4,150,000
Liability arising from partial sale-leaseback			10,171,000
Deferred tax asset			1,001,000			1,222,000
Deferred tax liability			$ 1,050,000			$ 1,089,000

[1]	Consists of purchase obligations to certain suppliers.